Condensed Balance Sheets (USD $)	May 13, 2011	Sep. 30, 2010
Current Assets
Cash	$ 585	$ 0
Total Current Assets	585	0
Property and Equipment, net	1,884	2,373
Total Assets	2,469	2,373
Current Liabilities
Accounts Payable	71,260	10,790
Loan Payable	285,750	285,750
Total Liabilities	357,010	296,540
Commitments and Contingencies	0	0
Stockholders' Deficiency
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 7,087,500 and 7,037,500 issued and outstanding, respectively	1,064	703
Additional paid-in capital	18,409,595	261,571
Less: Treasury stock; 2,500,000 and 2,500,000, respectively	(93,000)	(93,000)
Deficit accumulated during the development stage	(18,572,200)	(463,441)
Stock subscription receivable	(100,000)	0
Total Stockholders' Deficiency	(354,541)	(294,167)
Total Liabilities and Stockholders' Deficiency	$ 2,469	$ 2,373